LITIGATION - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Robert Half International
Litigation Settlements [Line Items]
Malpractice loss contingency, settlement of claims	$ 18,507
Creative Healthcare Solutions, LLC
Litigation Settlements [Line Items]
Percentage of materials destroy and dispose	80.00%
Loss Contingency, Damages Sought, Value	$ 63,718